INVENTORIES (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Inventory [Line Items]
Raw materials	$ 5,621,541	$ 7,630,420
Work in progress	14,338,216	5,242,369
Finished goods	14,125,203	13,869,692
Low value consumables	19,097	2,744
Inventories	$ 34,104,057	$ 26,745,225